Annual Total Returns[BarChart] - ProShares UltraShort NASDAQ Biotechnology - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(35.88%)	(49.44%)	(68.77%)	(55.56%)	(37.51%)	22.04%	(37.22%)	4.97%	(40.79%)